Annual Total Returns- Thrivent Moderately Aggressive Allocation Fund (Class A) [BarChart] - Class A - Thrivent Moderately Aggressive Allocation Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.60%)	12.94%	21.25%	5.70%	(0.98%)	9.71%	16.16%	(6.30%)	21.44%	14.12%